Restricted Equity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FHLB
Marketable Securities [Line Items]
Restricted equity securities consists of stock of the Federal Home Loan Bank of Cincinnati	$ 3,012	$ 3,012